Significant accounting policies and new accounting standards - Property and Equipment (Details)	12 Months Ended
Dec. 31, 2021
Terminals | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	3 years
Terminals | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	5 years
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	3 years
Office equipment, furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	5 years